Reinsurance Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Amounts Arising From Re Insurance Contracts [abstract]
Reinsurance assets, current	€ 12	€ 13